Deferred tax - Analysis of Deferred Tax Balances for Financial Reporting Purposes (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018 [1]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets gross	£ 477.5	£ 430.9
Deferred tax assets, offset	(264.6)	(243.0)
Deferred tax assets	212.9	187.9	[1]	£ 153.0
Deferred tax liabilities gross	(568.7)	(622.8)
Deferred tax liabilities, offset	264.6	243.0
Deferred tax liabilities	(304.1)	(379.8)	[1]	£ (479.5)
Deferred tax assets (liabilities)	£ (91.2)	£ (191.9)

[1]	Figures have been restated as described in the accounting policies.